Events after the balance sheet date	12 Months Ended
Dec. 31, 2017
Events After Reporting Period [Abstract]
Events after the balance sheet date

36	Events after the balance sheet date
A fourth interim dividend for 2017 of $0.21 per ordinary share (a distribution of approximately $4,199m) was declared by the Directors after 31 December 2017.
These accounts were approved by the Board of Directors on 20 February 2018 and authorised for issue.